BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Current assets
Cash	$ 758		$ 5,517
Inventory, net	4,070		2,916
Accounts Receivable, net of allowance of $30 and $16 ($480 and $470 from related party, net of allowance of $10 and $10)	702		788
Prepaid expenses and other current assets	411		49
Due from related party	0		1,350
Total current assets	5,941		10,620
Property and equipment, net	816		806
Intangible assets, net	16,382		18,196
Total assets	23,139		29,622
Current liabilities
Accounts payable	868		1,841
Accrued expenses	511		772
Accrued bonuses	0		298
Accrued interest	42		42
Due to related parties	2,110		1,526
Deferred revenue ($480 and $480 from related party)	480		480
Obligation under capital lease	123		129
Derivative liabilities	270		0
Total current liabilities	4,404		5,088
Long-term obligation under capital lease	0		118
Convertible note payable	2,000		2,000
Total liabilities	6,404		7,206
Commitments and contingencies
Series A convertible preferred stock - $0.00001 par value per share: 3,000,000 and 0 shares authorized at December 31, 2014 and 2013; 750,000 and 0 issued or outstanding as of December 31, 2014 and 2013 (liquidation preference of $750,100 at December 31, 2014)	378		0
Total convertible preferred stock	378		0
Stockholders' equity (deficit)
preferred stock - $0.00001 par value per share: 7,000,000 and 10,000,000 shares authorized at December 31, 2014 and 2013; none issued or outstanding as of December 31, 2014 and 2013	0		0
Common stock, - $0.00001 par value, 100,000,000 and 300,000,000 shares authorized, 26,176,153 and 18,682,310 shares issued as of December 31, 2014 and 2013, respectively	0	[1]	0	[1]
Additional paid in capital	186,919		174,000
Accumulated deficit	(170,540)		(151,562)
Treasury stock, at cost - 2,284 shares as of December 31, 2014 and 2013, respectively	(22)		(22)
Total stockholder’s equity	16,357		22,416
Total liabilities and stockholders' equity	$ 23,139		$ 29,622

[1]	Less than $1